Income tax - Operating tax loss carry forwards expiring years (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Income tax
Operating loss carry forwards	$ 14,177
Underpaid tax claw back period	5 years
2024
Income tax
Operating loss carry forwards	$ 540
2025
Income tax
Operating loss carry forwards	1,028
2026
Income tax
Operating loss carry forwards	1,210
2027
Income tax
Operating loss carry forwards	737
2028
Income tax
Operating loss carry forwards	687
Tax loss with no expiry
Income tax
Operating loss carry forwards	$ 9,975